Taxes - Reconciliation of Expected Provision for Income Tax Recovery/Expense (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Expected income tax recovery	26.50%	26.50%